Consolidated Statements of Stockholder's Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Issuable [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ (1,289,373)		$ 1			$ (1,289,374)
Balance, shares at Dec. 31, 2011			30,000
Net loss	(86,700)					(86,700)
Balance at Dec. 31, 2012	(1,376,073)		1			(1,376,074)
Balance, shares at Dec. 31, 2012	30,000		30,000
Reverse merger (Note 11)	(287,572)	50,000	115			(337,687)
Reverse merger (Note 11), Shares		2,500	85,250
Common stock issued for the conversion of debt, Shares			8,000
Common stock issued for the conversion of debt	210,362		8	210,354
Common stock issued for consulting services, Shares			875
Common stock issued for consulting services	21,350		1	21,349
Rounding shares upon reverse stock split			83
Common stock issued for cash, Shares			2,762
Common stock issued for cash	67,500		3	67,497
Convertible notes	26,114			26,114
Stock issuable for consulting services	(1,448,411)				1,448,411
Deemed dividend for stock issuable for anti-dilution provision					3,427	(3,427)
Net loss	(1,980,151)					(1,980,151)
Balance at Dec. 31, 2013	$ (1,870,059)	$ 50,000	$ 128	$ 325,314	$ 1,451,838	$ (3,697,339)
Balance, shares at Dec. 31, 2013	30,000	2,500	126,970